Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,646	$ 2,680	[1]
Lease financings	761	859	[1]
Securities valuation	230	493	[1]
Pension obligation	117	362	[1]
Equity investments	115	266	[1]
Net operating loss carryover	(12)	(166)	[1]
Credit losses on loans	(113)	(163)	[1]
Reserves not deducted for tax	(536)	(295)	[1]
Employee benefits	(616)	(632)	[1]
Other assets	(99)	(141)	[1]
Other liabilities	277	361	[1]
Valuation allowance	12	0	[1]
Net deferred tax liability	$ 2,782	$ 3,624	[1]

[1]	Results for 2013 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.